PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and consolidated VIE

As of December 31, 2024, the Company’s principal subsidiaries and consolidated VIE are as follows:

Company name	Place of incorporation	Date of incorporation	Equity interest/economic interest held	Principal activities
Principal subsidiaries
Techfish Limited	Hong Kong, China	February 14, 2014	100%	Investment holding
Beijing Highland Wolf Technology Co., Ltd. (the “WFOE”)	Beijing, China	December 6, 2023	100%	Management consultancy and technical services
VIE
Beijing Huapin Borui Network Technology Co., Ltd. (“Huapin”)	Beijing, China	December 25, 2013	100%	Online recruitment services

Schedule of variable interest entities

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
ASSETS
Current assets
Cash and cash equivalents	1,143,968	1,414,184
Short-term time deposits	211,442	—
Short-term investments	2,679,963	4,445,982
Accounts and notes receivable, net	3,691	24,988
Inventories	—	3,042
Amounts due from Group companies	200,970	379,885
Amounts due from related parties	3,937	6,585
Prepayments and other current assets	415,686	276,936
Total current assets	4,659,657	6,551,602
Non-current assets
Long-term investments	149,588	252,492
Property, equipment and software, net	1,661,132	1,469,151
Right-of-use assets, net	260,056	207,835
Intangible assets, net	277	189
Other non-current assets	4,000	—
Total non-current assets	2,075,053	1,929,667
Total assets	6,734,710	8,481,269
LIABILITIES
Current liabilities
Accounts payable	628,645	71,692
Deferred revenue	2,649,582	2,790,780
Other payables and accrued liabilities	623,381	493,032
Amounts due to Group companies	68,966	228,135
Operating lease liabilities, current	146,102	143,588
Total current liabilities	4,116,676	3,727,227
Non-current liabilities
Operating lease liabilities, non-current	112,115	61,002
Deferred tax liabilities	26,455	21,861
Total non-current liabilities	138,570	82,863
Total liabilities	4,255,246	3,810,090

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Total revenues	4,498,131	5,867,883	7,051,500
Cost of revenues	(750,932)	(1,057,018)	(1,138,098)
Net income	117,298	697,038	1,368,323

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Net cash provided by operating activities	893,078	2,717,909	2,747,052
Net cash used in investing activities	(702,542)	(2,594,184)	(2,476,836)
Net cash used in financing activities	(35,144)	—	—
Net increase in cash and cash equivalents	155,392	123,725	270,216
Cash and cash equivalents at beginning of the year	864,851	1,020,243	1,143,968
Cash and cash equivalents at end of the year	1,020,243	1,143,968	1,414,184